UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21043
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Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2019 to June 30, 2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 25, 2020

========================== Pioneer High Income Trust ===========================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 20, 2020   Meeting Type: Annual
Record Date:  MAR 26, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Christopher W. Hamm      For       For          Management
1b    Elect Director Scott L. Hoffman         For       For          Management
1c    Elect Director Randal T. Klein          For       For          Management
1d    Elect Director Evan S. Lederman         For       For          Management
1e    Elect Director David H. Proman          For       For          Management
1f    Elect Director Todd R. Snyder           For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUN 09, 2020   Meeting Type: Annual
Record Date:  APR 30, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Sol J. Barer             For       For          Management
1b    Elect Director Jean-Michel Halfon       For       For          Management
1c    Elect Director Nechemia (Chemi) J.      For       For          Management
      Peres
1d    Elect Director Janet S. Vergis          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Approve Employment Terms of Kare        For       For          Management
      Schultz
5     Amend Articles of Association           For       For          Management
6     Ratify Kesselman & Kesselman as         For       For          Management
      Auditors

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WINDSTREAM SERVICES LLC

Ticker:                      Security ID:  97381LAB4
Meeting Date: JUN 17, 2020   Meeting Type: Written Consent
Record Date:  MAY 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      None      For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

========== END NPX REPORT